13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 12/31/2003
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2003

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 50
From 13F Information Table Value Total (USD):  139,538,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

21st Century Ins Group	COM	90130N103	151	10950
Abbott Labs	        COM	002824100	891	19128
Aflac Inc.	        COM	001055102	2768	76503
American Express	COM	025816109	8155	169079
American Int'l Group	COM	026874107	19954	301055
Anheuser Busch	        COM	035229103	997	18930
Australian Oil & Gas LTDCOM		        2	14000
Bank Of Amer	        COM	060505104	262	3260
Bank Of New York	COM	064057102	234	7054
Beckman Coulter Inc	COM	075811109	744	14635
Berkshire Hathaway	COM	084670991	2022	24
Berkshire Hathaway B	COM	084670207	10998	3907
Chevron Texaco		COM	166764100	383	4431
Chubb			COM	171232101	324	4765
Citigroup Inc		COM	172967101	3156	65009
Coca-Cola		COM	191216100	2657	52361
Colgate Palmolive	COM	194162103	5014	100182
Comcast A 		COM			349	10626
Comcast Corp A		COM			6194	197970
Costco Wholesale	COM	22160K105	3490	93865
Diageo (Guiness)	COM	25243q205	4266	80705
Disney			COM	254687106	1675	71813
Dupont			COM	263534109	244	5318
Emerson Electric	COM	291011104	1224	18896
Exxon Mobil		COM	302290101	2181	53205
Fannie Mae		COM	313586109	6551	87273
Freddie Mac		COM	313400301	1543	26452
General Electric	COM	369604103	10971	354128
Gillette		COM	375766102	1502	40881
Glowpoint		COM	379887102	70	40100
Johnson & Johnson	COM	478160104	1685	32612
Laboratory Corp Amer 	COM	50540R409	5019	135840
Mercury General Corp	COM	589400100	478	10275
Microsoft		COM	594918104	271	9854
Nestle Sa Rep Adr	COM	641069406	269	4300
Pepsico Inc.		COM	713448108	1504	32254
Pfizer			COM	717081103	11779	333405
Procter & Gamble	COM	742718109	1454	14555
Royal Dutch Petr.	COM	780257804	398	7589
Schering-Plough		COM	806605101	271	15573
Synergy Technologies	COM			1	140000
Time Warner Inc		COM	887315109	8883	493750
United Technologies	COM	913017109	963	10160
Viacom Inc Cl B		COM			252	5673
Viagen Inc		COM	927638106	3	14000
WR Berkley Corp		COM	084423102	3188	91202
Washington Post		COM	939640108	871	1100
Wells Fargo & Co.	COM	949746101	1166	19807
Wesco Financial		COM	950817106	1646	4675
Wyeth/Amer Home  	COM	026609107	466	10985